UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Associate
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		January 11th, 2010
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	21
 FORM 13F Information Table Value Total:	$3,240,790

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	   38222105	  312,197  22,220,402	SH N/A	SOLE	22,220,402	0	0
ASSURANT INC AIZ		COM	   04621X108	  106	   2,750	SH N/A	SOLE	2,750		0	0
BANK OF AMERICA CORP BAC	COM	   60505104	  218,235  16,359,409	SH N/A	SOLE	16,359,409	0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	  331,824  16,402,582	SH N/A	SOLE	16,402,582	0	0
CONOCOPHILLIPS COP		COM	   20825C104	  216,672  3,181,676	SH N/A	SOLE	3,181,676	0	0
DR HORTON INC DHI		COM	   23331A109	  237,402  19,899,618	SH N/A	SOLE	19,899,618	0	0
EASTMAN KODAK CO EK		COM	   277461109	  134	   25,060	SH N/A	SOLE	25,060		0	0
FIDELITY NATIONAL FINL-A FNF	COM	   31620R105	  104	   7,630	SH N/A	SOLE	7,630		0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	  210,633  2,968,333	SH N/A	SOLE	2,968,333	0	0
GENERAL ELECTRIC CO GE		COM	   369604103	  200,679  10,972,042	SH N/A	SOLE	10,972,042	0	0
GOODYEAR TIRE & RUBBER CO GT	COM	   382550101	  103	   8,730	SH N/A	SOLE	8,730		0	0
HOVNANIAN ENTERPRISES-A HOV	COM	   442487203	  109	   26,640	SH N/A	SOLE	26,640		0	0
INTEL CORP INTC			COM	   458140100	  225,186  10,707,854	SH N/A	SOLE	10,707,854	0	0
MARSHALL & ILSLEY CORP MI	COM	   571837103	  124	   17,890	SH N/A	SOLE	17,890		0	0
OFFICE DEPOT INC ODP		COM	   676220106	  120	   22,240	SH N/A	SOLE	22,240		0	0
PETROLEO BRASILEIRO	  Sponsored ADR	   71654V101	  310,800  9,095,699	SH N/A	SOLE	9,095,699	0	0
SK TELECOM CO LTD	  Sponsored ADR	   78440P108	  215,999  11,594,142	SH N/A	SOLE	11,594,142	0	0
SUPERVALU INC SVU		COM	   868536103	  120	   12,450	SH N/A	SOLE	12,450		0	0
SYMANTEC CORP SYMC		COM	   871503108	  210,011  12,545,446	SH N/A	SOLE	12,545,446	0	0
TIME WARNER CABLE TWC		COM	   88732J207	  293,001  4,437,390	SH N/A	SOLE	4,437,390	0	0
ZIMMER HOLDINGS INC ZMH		COM	   98956P102	  257,231  4,791,939	SH N/A	SOLE	4,791,939	0	0

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